Description of the Plan - Distribution of Benefits (Details) - 401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN	Dec. 31, 2025 USD ($)
Description of the Plan
Vested Balance, Distributions Threshold	$ 7,000
Total vest value $7,000 or less
Description of the Plan
Vested Balance, Distributions Threshold	7,000
Total vest value $1,000 or less
Description of the Plan
Vested Balance, Distributions Threshold	1,000
Total vest value more than $1,000 but less than or equal to $7,000
Description of the Plan
Vested Balance, Distributions Threshold	$ 1,000